Annual Total Returns [BarChart] - LVIP American Balanced Allocation Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(0.30%)
2012	11.58%
2013	14.98%
2014	5.74%
2015	(0.68%)
2016	6.20%
2017	14.80%
2018	(4.06%)
2019	17.63%
2020	16.38%